Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Likelihood of deferred tax assets not realized	50.00%
Change in ownership interest of significant stockholders	50.00%
Effective tax rate	0.40%	0.20%	0.90%
Growth Capital Advance Component
Income Taxes [Line Items]
Payment for Debt Extinguishment or Debt Prepayment Cost	$ 353,000,000
Federal
Income Taxes [Line Items]
Net operating loss carryforwards	271,300,000
Operating loss carryforwards, not subject to limitation	170,700,000
State
Income Taxes [Line Items]
Net operating loss carryforwards	132,600,000
Foreign
Income Taxes [Line Items]
Net operating loss carryforwards	$ 5,900,000